Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments	Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2025	2024	2023
Reconciliation of production profit to consolidated profit before taxation
Revenue per segment report	70 732	58 270	47 520
Revenue per group income statement	73 896	61 379	49 275
Other metal sales treated as by-product credits in the segment report	(2 632)	(2 533)	(1 325)
Toll treatment services	(532)	(576)	(430)
Production costs per segment report	(40 523)	(36 390)	(33 541)
Production costs per group income statement	(43 155)	(38 923)	(34 866)
Other metal sales treated as by-product credits in the segment report	2 632	2 533	1 325

Production profit per segment report	30 209	21 880	13 979
Revenue not included in segments - Toll treatment services	532	576	430
Cost of sales items other than production costs	(6 480)	(8 310)	(4 669)
Amortisation and depreciation of mining assets	(4 765)	(4 546)	(3 355)
Amortisation and depreciation of assets other than mining assets	(77)	(96)	(99)
Rehabilitation expenditure	(142)	(3)	(32)
Care and maintenance cost of restructured shafts	(380)	(246)	(227)
Employment termination and restructuring costs	(200)	(86)	(597)
Share-based payments	(573)	(171)	(51)
Impairment of assets	—	(2 793)	—
Toll treatment costs	(368)	(420)	(323)
Other	25	51	15

Gross profit	24 261	14 146	9 740
Corporate, administration and other expenditure	(1 647)	(1 294)	(1 044)
Exploration expenditure	(915)	(1 047)	(506)
Gains/(losses) on derivatives	(59)	453	(194)
Foreign exchange translation gain/(loss)	(107)	97	(634)
Contingent consideration remeasurement	(830)	(484)	(64)
Other operating expenses	(346)	(195)	(204)

Operating profit	20 357	11 676	7 094
Acquisition-related costs	(40)	—	(214)
Share of profit from associate	106	81	57
Impairment of investments in associate	(23)	—	—
Investment income	1 504	809	663
Finance costs	(698)	(796)	(994)

Profit before taxation	21 206	11 770	6 606
40Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2025	2024	2023
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets (a)
Property, plant and equipment not allocated to a segment	8 886	8 047	11 098
Mining assets (b)	1 259	1 064	1 080
Undeveloped property (c)	4 341	4 475	7 384
Other non-mining assets	776	567	516
Assets under construction (d)	2 510	1 941	2 118
Intangible assets	6	19	33
Restricted cash and investments	7 015	6 494	6 121
Investments in associates	197	165	111
Deferred tax assets	114	140	189
Other non-current assets	360	344	332
Derivative financial assets	236	453	269
Current assets
Inventories	3 825	3 603	3 265
Restricted cash and investments	46	39	41
Trade and other receivables	4 002	2 604	2 395
Derivative financial assets	332	558	110
Cash and cash equivalents	13 101	4 693	2 867
Total	38 120	27 159	26 831
(a)Non-current assets, excluding financial assets, relating to the group’s Australian and PNG operations only consists of property, plant and equipment.
(b)These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One
Plant.
(c)Undeveloped properties comprise the Target North property, Eva Copper and Wafi-Golpu’s undeveloped properties. Refer to note 14 for the carrying amounts of these undeveloped properties. Refer to note 5 for details on the impairment of
Target North in 2024.
(d)Assets under construction consist of the Wafi-Golpu and Eva Copper assets.